Convertible Debentures (Tables)	6 Months Ended
May 31, 2021
Related Party Transactions [Abstract]
Related party transactions
	May 31,	November 30,
	2021	2020
Convertible debenture payable to two directors and officers of the
Company, unsecured, 10% annual interest rate,
payable monthly (“2018 Debenture”)	$ 500,000	$ 500,000

Convertible debenture payable to two directors and officers of the
Company, unsecured, 12% annual interest rate,
payable monthly (“May 2019 Debenture”)	1,050,000	1,050,000

Convertible debenture payable to two directors and officers of the
Company, unsecured, 12% annual interest rate,
payable monthly (“November 2019 Debenture”)	125,000	241,791
	$ 1,675,000	$ 1,791,791

Promissory notes
	May 31,	November 30,
	2021	2020
	$	$
Promissory notes payable to two directors and officers
of the Company, unsecured, no annual interest
rate on the outstanding loan balance	175,399	163,758

	175,399	163,758